ROYALTY AND STREAM ACQUISITIONS - During the Year Ended December 31, 2018 (Details) oz in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jun. 29, 2018 USD ($) $ / shares shares	Jun. 29, 2018 CAD ($) shares	Dec. 31, 2018 CAD ($) oz	Dec. 31, 2018 USD ($) CAD ($) item	Dec. 31, 2018 CAD ($) item	Jun. 29, 2018 CAD ($) shares
Expected life
Royalty and stream acquisitions
Input assumption for fair value estimate			5	5	5	5
Newmont Portfolio Acquisition
Royalty and stream acquisitions
Number of common shares issued | shares	30,000,000	30,000,000
Number of common share purchase warrants issued | shares						5,000,000
Royalty portfolio consideration paid in cash	$ 17.0	$ 22,400,000
Warrants exercisable term	5 years	5 years
Warrants exercisable price	$ 3.28
Number of royalties acquired | item				51	51
Proceeds from royalties in cash				$ 17.0	$ 22,400,000
Fair value of portfolio acquired | $						$ 134,700,000
Newmont Portfolio Acquisition | Discounted cash flow | Discounted cash flow model for producing assets
Royalty and stream acquisitions
Input assumption for fair value estimate						0.05
Newmont Portfolio Acquisition | Share price
Royalty and stream acquisitions
Input assumption for fair value estimate	1.30
Newmont Portfolio Acquisition | Exercise price
Royalty and stream acquisitions
Input assumption for fair value estimate	1.64
Newmont Portfolio Acquisition | Expected volatility
Royalty and stream acquisitions
Input assumption for fair value estimate						0.51
Newmont Portfolio Acquisition | Risk-free interest rate
Royalty and stream acquisitions
Input assumption for fair value estimate						0.021
Newmont Portfolio Acquisition | Minimum | Discounted cash flow | Discounted cash flow model for assets not in production
Royalty and stream acquisitions
Input assumption for fair value estimate						0.05
Newmont Portfolio Acquisition | Maximum | Discounted cash flow | Discounted cash flow model for assets not in production
Royalty and stream acquisitions
Input assumption for fair value estimate						0.10
Moss Mine Silver Stream
Royalty and stream acquisitions
Royalty portfolio consideration paid in cash			$ 26,700,000	$ 20.0
Percentage of mined silver production to be acquired until a minimum amount has been purchased			100.00%
Minimum ounces of silver to be purchased | oz			3.5
Percentage of mined silver production to be acquired after a minimum amount has been purchased			50.00%
Ongoing cash payments as a percentage of spot price of silver			20.00%
Percentage of mine owned by counterparty			100.00%